Audit Information	12 Months Ended
Dec. 31, 2025
Audit Information [Abstract]
Auditor Name	Tanaka, Valdivia, Arribas & Asociados Sociedad Civil de Responsabilidad Limitada
Auditor Location	Lima, Peru
Auditor Firm ID	1315